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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                         10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                        COUPON   MATURITY
THOUSANDS                                                                         RATE      DATE        VALUE
---------                                                                        ------   --------   -----------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (97.5%)
            General Obligation (10.3%)
  $   505   California, Various Purposes Dtd 03/01/94                             5.50%   03/01/20   $   505,914
    1,280   Huntington Beach Union High School District, Ser 2004 (FSA)           5.00    08/01/26     1,343,693
    1,030   Los Angeles, Ser 2004 A (MBIA)                                        5.00    09/01/24     1,085,414
    1,000   Upland School District, Election 2000 Ser 2001 B (FSA)               5.125    08/01/25     1,069,400
    1,375   Washington Unified School District, Election 2004 Ser A (FGIC)        5.00    08/01/22     1,451,395
  -------                                                                                            -----------
    5,190                                                                                              5,455,816
  -------                                                                                            -----------
            Educational Facilities Revenue (6.4%)
    1,000   California State University, Ser 2005 A (Ambac)                       5.00    11/01/35     1,040,880
            University of California,
    1,000      Limited Projects Ser 2005 B (FSA)                                  5.00    05/15/30     1,041,580
    1,250      Multi Purpose Ser Q (FSA)                                          5.00    09/01/31     1,294,963
  -------                                                                                            -----------
    3,250                                                                                              3,377,423
  -------                                                                                            -----------
            Electric Revenue (8.2%)
    1,000   Anaheim Public Financing Authority, Generation Refg Ser 2002-B        5.25    10/01/18     1,088,010
            (FSA)
    1,000   California Department of Water Resources, Power Supply Ser           5.375    05/01/18     1,110,350
            2002 A (Ambac)
    1,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA)             5.25    07/01/21     1,068,330
    1,000   Southern California Public Power Authority, Transmission Refg Ser     5.25    07/01/18     1,085,110
            2002 A (FSA)
  -------                                                                                            -----------
    4,000                                                                                              4,351,800
  -------                                                                                            -----------
            Mortgage Revenue - Multi-Family (2.6%)
    1,340   Los Angeles Community Redevelopment Agency, 1994 Ser A                6.45    07/01/17     1,356,965
            (Ambac)
  -------                                                                                            -----------
            Mortgage Revenue - Single Family (4.1%)
    2,000   California Department of Veterans Affairs, Home Purchase 2002         5.35    12/01/27     2,111,840
            Ser A (Ambac)
       90   California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)         6.25    08/01/14        91,024
  -------                                                                                            -----------
    2,090                                                                                              2,202,864
  -------                                                                                            -----------
            Public Facilities Revenue (3.9%)
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)         5.00    09/01/30     1,035,600
    1,000   Val Verde Unified School District, School Construction                5.00    01/01/30     1,036,730
            Project Ser 2005 B (FGIC)
  -------                                                                                            -----------
   2,000                                                                                               2,072,330
  -------                                                                                            -----------
            Resource Recovery Revenue (4.8%)
            Sacramento Financing Authority,
    1,510      2005 Refg Solid Waste & Redevelopment (FGIC)                       5.00    12/01/17     1,636,161
      835      1999 Solid Waste & Redevelopment (Ambac)                           5.75    12/01/22       916,738
  -------                                                                                            -----------
    2,345                                                                                              2,552,899
  -------                                                                                            -----------
            Tax Allocation Revenue (12.8%)
      250   Bay Area Government Association, Pool 1994 Ser A (FSA)                6.00    12/15/24       254,875
    1,145   Capistrano Unified School District, Community Facilities District     5.00    09/01/29     1,191,384
            #98-2 Ladera Special Tax Ser 2005 (FGIC)
    1,100   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)        5.25    09/01/24     1,187,824
    1,000   Long Beach Bond Finance Authority, Downtown, North Long              5.375    08/01/21     1,081,470
            Beach, Poly High and West Beach Areas 2002 Ser A (Ambac)
    1,000   Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)                 5.00    04/01/33     1,027,500

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
    1,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)            5.00    08/01/32     1,022,360
    1,000   San Marcos Public Facilities Authority, Project Areas # 2 & 3 2005    5.00    08/01/35     1,031,670
            Ser C (Ambac)
  -------                                                                                            -----------
    6,495                                                                                              6,797,083
  -------                                                                                            -----------
            Transportation Facilities Revenue (11.9%)
    2,000   California Infrastructure & Economic Development Bank, Bay Area       5.00    07/01/29     2,078,380
            Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)
    1,000   Los Angeles County Metropolitan Transportation Authority, Sales       5.25    07/01/30     1,060,640
            Tax Ser 2000 A (FGIC) #
    2,000   Orange County Transportation Authority, Toll Road Express Lanes       5.00    08/15/20     2,124,480
            Refg Ser 2003 A (Ambac)
    1,000   San Jose, Airport Ser 2001 A (FGIC)                                   5.00    03/01/25     1,028,630
  -------                                                                                            -----------
    6,000                                                                                              6,292,130
  -------                                                                                            -----------
            Water & Sewer Revenue (20.7%)
    1,500   California Department of Water Resources, Central Valley Ser Y        5.25    12/01/19     1,635,480
            (FGIC)
    2,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)            5.00    06/01/26     2,065,499
    1,000   Los Angeles, Wastewater Refg Ser 2003 B (FSA)                         5.00    06/01/22     1,055,090
    1,000   Metropolitan Water District of Southern California, 2003 Ser B-2      5.00    10/01/27     1,043,590
            (FGIC)
    1,000   Oxnard Financing Authority, Redwood Trunk Sewer &                     5.00    06/01/29     1,041,780
            Headworks Ser 2004 A (FGIC)
    1,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)               5.00    05/01/29     1,043,970
    2,000   San Francisco Public Utilities Commission, Water Refg Ser A 2001      5.00    11/01/31     2,057,680
            (FSA)
    1,000   Yucaipa Valley Water District, Ser 2004 A COPs (MBIA)                 5.25    09/01/24     1,074,610
  -------                                                                                            -----------
   10,500                                                                                             11,017,699
  -------                                                                                            -----------
            Other Revenue (1.9%)
    1,000   Golden State Tobacco Securitization Corporation,                      5.00    06/01/38     1,031,930
            Ser 2005 A (FGIC)
  -------                                                                                             ----------
            Refunded (9.9%)
    2,000   Anaheim, Anaheim Memorial Hospital Association COPs (Ambac)          5.125    05/15/20     2,010,500
            (ETM)
    2,000   Sacramento Financing Authority, Water & Capital Improvement           5.00    06/01/11+    2,148,540
            2001 Ser A (Ambac)
    1,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)      5.50    10/01/32     1,080,630
  -------                                                                                            -----------
    5,000                                                                                              5,239,670
  -------                                                                                            -----------
   49,210   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $49,521,192)                            51,748,609
  -------                                                                                            -----------
            CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.1%)
      600   Orange County Sanitation District, Ser 2000 A COPs (Demand            3.03*   08/01/30       600,000
            02/01/06) (Cost $600,000)
  -------                                                                                            -----------
  $49,810   TOTAL INVESTMENTS (Cost $50,121,192) (a) (b)                          98.6%               52,348,609
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES                                  1.4                   746,087
                                                                                 -----               -----------
            NET ASSETS                                                           100.0%              $53,094,696
                                                                                 =====               ===========

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----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity.

+    Prerefunded to call date shown.

*    Current coupon of variable rate demand obligation.

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $26,500.

(a) Securities have been designated as collateral in an amount equal to $6,367,328 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes is $50,063,879. The aggregate gross unrealized appreciation is $2,346,792 and the aggregate gross unrealized depreciation is $62,062, resulting in net unrealized appreciation of $2,284,730.

BOND INSURANCE:

Ambac   Ambac Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2006:

NUMBER OF                    DESCRIPTION/DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------   ---------------   ------------
    50        Short       U.S. Treasury Notes 5 Year     $(5,286,719)       $18,221
                                  March 2006

    10        Short      U.S. Treasury Notes 10 Year      (1,084,375)         4,348
                                  March 2006
                                                                            -------
   Total unrealized appreciation .....................................      $22,569
                                                                            =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


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